SHAREHOLDERS’ EQUITY - Schedule of Information about the Company’s Outstanding Warrants (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	5,936,690
5.5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.5
Warrants outstanding	1,640,455
Expiration date	Jul. 15, 2026
6.875 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 6.875
Warrants outstanding	145,455
Expiration date	Jan. 15, 2027
1.6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.6
Warrants outstanding	212,188
Expiration date	Jun. 28, 2027
1.56 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.56
Warrants outstanding	185,591
Expiration date	Jun. 14, 2028
1.1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.1
Warrants outstanding	3,753,001
Expiration date	Jun. 30, 2026